Financial Instruments And Financial Risk Management - Summary Of Remaining Contractual Terms Of Financial Liabilities Including Estimated Interest Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	€ 18,154	€ 13,752
Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	17,460	13,108
Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	10,073	6,320
Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	1,605	1,191
Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	3,148	2,392
Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	3,328	3,849
Trade and other payables
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	8,396	5,128
Trade and other payables | Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	8,396	5,128
Trade and other payables | Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	8,396	5,128
Trade and other payables | Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Trade and other payables | Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Trade and other payables | Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Lease liabilities [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	9,721	8,600
Lease liabilities [member] | Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	9,027	7,956
Lease liabilities [member] | Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	1,640	1,168
Lease liabilities [member] | Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	1,605	1,191
Lease liabilities [member] | Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	3,148	2,392
Lease liabilities [member] | Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	3,328	3,849
Custom other financial liabilities
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	37	24
Custom other financial liabilities | Carrying amount [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	37	24
Custom other financial liabilities | Not later than one year [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	37	24
Custom other financial liabilities | Later than one year and not later than two years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Custom other financial liabilities | Later than three years and not later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	0	0
Custom other financial liabilities | Later than five years [member]
Schedule of Remaining Contractual Terms of Financial Liabilities Including Estimated Interest Payments [Line Items]
Financial liabilities	€ 0	€ 0